Business Combinations (Tables)	6 Months Ended
Jun. 30, 2019
Manitoba Harvest
Schedule of Revised and Preliminary Purchase Price

The revised purchase price is calculated as follows:

February 28, 2019
Cash paid on closing	$114,591
Cash payable six months after closing	37,490
Class 2 common stock issued on closing (1)	96,844
Class 2 common stock issuable six months after closing (1)	31,866
Working capital adjustment	274
Contingent consideration	29,207

Total fair value of consideration transferred	$310,272

Schedule of preliminary allocation of the purchase price to assets acquired and liabilities assumed

The following table summarizes the Company’s revised preliminary allocation of the purchase price to assets acquired and liabilities assumed at the acquisition date. During the three months ended June 30, 2019, this resulted in a $20 increase in inventory, $47 increase in property and equipment, $76 increase in developed technology, $456 increase in customer relationships, $321 increase in accounts payable, $147 decrease in accrued expenses and other current liabilities, $321 decrease in accrued obligations under capital lease, $160 increase in deferred tax liability, and $312 decrease in goodwill. The final purchase price allocation will be adjusted as needed, pending the finalization of estimates and assumptions used in valuing property and equipment, intangible assets, and deferred tax liability, among other identifiable assets acquired and liabilities assumed, and will be finalized no later than one year after the acquisition date.

		February 28, 2019
Assets
Cash and cash equivalents		$5,534
Accounts receivable		6,207
Inventory		15,331
Prepaid expenses and other current assets		1,030
Property and equipment		23,581
Intangible assets:	Estimated useful life
Trademarks	Indefinite	54,688
Developed technology	10 years	6,988
Customer relationships	14-16 years	134,290
Goodwill		127,681

Total assets		375,330

Liabilities
Accounts payable		4,973
Accrued expenses and other current liabilities		4,911
Deferred tax liability		55,174

Total liabilities		65,058

Net assets acquired		$310,272

Natura
Schedule of Revised and Preliminary Purchase Price

The preliminary purchase price is calculated as follows:

February 15, 2019
Cash paid on closing	$15,252
Class 2 common stock issued on closing (1)	15,100
Contingent consideration	20,007
Fair value of previously held interest (2)	1,565
Effective settlement of pre-existing debt (3)	2,308

Total fair value of consideration transferred	$54,232

(1)	180,332 shares of Class 2 common stock issued on closing.
(2)	The fair value of the Company’s investment in Natura on the acquisition date was determined based on the fair value of total consideration transferred and reflected book value on the acquisition date.
(3)	The Company held $3,000 CAD convertible debt of Natura at the acquisition date. On acquisition, this debt and related accrued interest was effectively settled.

Schedule of preliminary allocation of the purchase price to assets acquired and liabilities assumed

The following table summarizes the Company’s revised preliminary allocation of the purchase price to assets acquired and liabilities assumed at the acquisition date. During the three months ended June 30, 2019, this resulted in a $211 decrease in property and equipment, $378 decrease in cultivation license, $189 decrease in supply contract, $4,319 decrease in deferred tax liability and $3,541 decrease in goodwill. The final purchase price allocation will be adjusted as needed, pending the finalization of estimates and assumptions used in valuing property and equipment, intangible assets, and deferred tax liability, among other identifiable assets acquired and liabilities assumed, and will be finalized no later than one year after the acquisition date.

		February 15, 2019
Assets
Cash and cash equivalents		$169
Accounts receivable		109
Inventory		3,482
Prepaid expenses and other current assets		166
Property and equipment		17,435
Intangible assets:	Estimated useful life
Cultivation license	Indefinite	10,494
Supply contract	3 years (1)	2,340
Goodwill		24,830

Total assets		59,025

Liabilities
Accounts payable		3,280
Accrued expenses and other current liabilities		876
Deferred tax liability		637

Total liabilities		4,793

Net assets acquired		$54,232

(1)	The estimated useful life of the supply contract intangible asset is 3 years. Amortization of the asset will commence once supply commences.

Manitoba Harvest And Natura [Member]
Schedule of Pro Forma Information

The unaudited pro forma information for the periods set forth below gives effect to the acquisitions of Manitoba Harvest and Natura as if the acquisitions had occurred as of January 1, 2018. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time:

	Six months ended June 30,
	2019	2018
Revenue	$79,707	$54,070
Net loss	(68,182)	(23,856)
Net loss per share – basic and diluted	(0.71)	(0.31)